Share Capital and Share-based Payments - Additional Information (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions		1 Months Ended				12 Months Ended
	Nov. 21, 2022 USD ($)	Jan. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Apr. 30, 2021 USD ($) shares	Apr. 30, 2021 CAD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares $ / shares
Description of share issuances [line items]
Par value per share (in dollars per share) | $ / shares			$ 0			$ 0
Shelf prospectus distribution amount | $	$ 500,000
Proceeds from issuance of private placement | $	$ 100,000
Number of shares issued during the period (in shares)			2,281,402
Weighted average exercise price, Granted (in usd/cad per share) | $ / shares			$ 3.50
Gross proceeds from issuing shares | $			$ 8,000
Share issue related cost | $			800			$ 776	$ 97
Net proceeds from issuance of shares | $						$ 7,219	$ 59,498
Weighted average multiplier						2.6	1.6
Issued in Acquisitions (in shares)							2,813,747
Weighted average share price at date of exercise of stock options (in dollars per share) | $ / shares						$ 9.92	$ 10.87
Potential ordinary share transactions
Description of share issuances [line items]
Number of shares issued during the period (in shares)		4,369,615
Weighted average exercise price, Granted (in usd/cad per share) | $ / shares		$ 3.88
Gross proceeds from issuing shares | $		$ 16,900
RSUs and pRSUs
Description of share issuances [line items]
Shares issued in private placement (in shares)						3,800,000	4,100,000
Weighted average grant date fair value of other equity instruments (in dollars per share) | $ / shares						$ 6.23	$ 9.26
Performance Based Restricted Share Units
Description of share issuances [line items]
Number of other equity instruments granted (in shares)						464,100	421,155
Number of warrants exercised (in shares)						568,653	295,200
Restricted Share Units
Description of share issuances [line items]
Number of other equity instruments granted (in shares)						708,446	603,607
Number of warrants exercised (in shares)						381,950	428,065
DSUs
Description of share issuances [line items]
Number of other equity instruments granted (in shares)						112,086	51,046
Weighted average price per unit (in dollars per share) | $ / shares						$ 5.02	$ 7.63
Redemption period						90 days
Total fair value of DSU outstanding | $			900			$ 900	$ 1,200
Equinox Gold Restricted Share Unit Plan | Performance Based Restricted Share Units
Description of share issuances [line items]
Vesting period						3 years
Equinox Gold Restricted Share Unit Plan | Cash settled equity awards
Description of share issuances [line items]
Number of other equity instruments granted (in shares)						500,000	100,000
Weighted average price per unit (in dollars per share) | $ / shares						$ 7.24	$ 10.05
Fair value of cash settled share-based payment awards | $			800			$ 800	$ 700
Equinox Gold Restricted Share Unit Plan | Cash settled equity awards | Other Current Liabilities
Description of share issuances [line items]
Fair value of cash settled share-based payment awards | $			200			200	500
Equinox Gold Restricted Share Unit Plan | Cash settled equity awards | Other Noncurrent Liabilities
Description of share issuances [line items]
Fair value of cash settled share-based payment awards | $			$ 600			$ 600	$ 200
Equinox Gold Restricted Share Unit Plan | Cash Settled Restricted Share Units
Description of share issuances [line items]
Number of other equity instruments granted (in shares)						428,632	67,800
Equinox Gold Restricted Share Unit Plan | Bottom of range | Performance Based Restricted Share Units
Description of share issuances [line items]
Vesting period						2 years
Award vesting percentage						0.00%
Equinox Gold Restricted Share Unit Plan | Bottom of range | Cash Settled Restricted Share Units
Description of share issuances [line items]
Vesting period						2 years
Award vesting percentage						0.00%
Equinox Gold Restricted Share Unit Plan | Top of range | Performance Based Restricted Share Units
Description of share issuances [line items]
Vesting period						3 years
Award vesting percentage						300.00%
Equinox Gold Restricted Share Unit Plan | Top of range | Cash Settled Restricted Share Units
Description of share issuances [line items]
Vesting period						3 years
Award vesting percentage						200.00%
Non Brokered Private Placement
Description of share issuances [line items]
Number of shares issued during the period (in shares)				7,500,000	7,500,000
Weighted average exercise price, Granted (in usd/cad per share) | $ / shares					$ 10.00
Net proceeds from issuance of shares				$ 59,600	$ 75.0
Non Brokered Private Placement | Executive and Director
Description of share issuances [line items]
Net proceeds from issuance of shares				$ 32,100	$ 40.4